(31) INSURANCE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Principal insurance policies	R$ 9,104,679	R$ 11,058,537	R$ 9,776,496
Concession Financial Asset / Intangible Assets Policies [Member]
Statement Line Items [Line Items]
Type of coverage	Fire, lightening, explosion, machinery breakdown, electrical damage and engineering risk
Principal insurance policies	R$ 7,440,359	9,679,825	8,634,344
Transport Policies [Member]
Statement Line Items [Line Items]
Type of coverage	National transport
Principal insurance policies	R$ 302,364	416,358	319,834
Stored Materials [Member]
Statement Line Items [Line Items]
Type of coverage	Fire, lightning, explosion and robbery
Principal insurance policies	R$ 229,496	232,849	171,585
Automobiles [Member]
Statement Line Items [Line Items]
Type of coverage	Comprehensive cover
Principal insurance policies	R$ 16,779	13,235	6,544
Civil Liability [Member]
Statement Line Items [Line Items]
Type of coverage	Electric energy distributors
Principal insurance policies	R$ 263,000	200,000	118,000
Personnel [Member]
Statement Line Items [Line Items]
Type of coverage	Group life and personal accidents
Principal insurance policies	R$ 694,341	234,357	202,989
Others [Member]
Statement Line Items [Line Items]
Type of coverage	Operational risks and others
Principal insurance policies	R$ 158,340	R$ 281,914	R$ 323,200